Balance Sheet Components - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation expense	$ 1.0	$ 0.9	$ 3.1	$ 2.8	$ 3.7	$ 3.7
Amortization expense of intangible assets	$ 0.2	$ 0.2	$ 0.7	$ 0.7	$ 0.9	$ 0.9